UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-08738

                         ATLANTIC WHITEHALL FUNDS TRUST
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                        50 Rockefeller Plaza, 15th Floor
                               NEW YORK, NY 10020
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Gabrielle Bailey
                    Atlantic Trust Private Wealth Management
                        50 Rockefeller Plaza, 15th Floor
               --------------------------------------------------
                               NEW YORK, NY 10020

                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 655-7022
                                                          ----------------

                      Date of fiscal year end: NOVEMBER 30
                                              ----------------

                    Date of reporting period: AUGUST 31, 2007
                                            --------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

ATLANTIC WHITEHALL FUNDS TRUST
GROWTH FUND
PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   Shares                                                                 Value
  ---------                                                              -------

COMMON STOCKS - 99.04%
               CAPITAL GOODS - 13.30%
    17,975     Boeing Co. (The)                                   $    1,738,183
    18,119     Deere & Co.                                             2,465,271
    33,314     Emerson Electric Co.                                    1,640,048
    12,832     Fluor Corp.                                             1,631,589
    45,642     General Electric Co.                                    1,774,105
    16,243     Rockwell Collins, Inc.                                  1,118,655
    27,199     United Technologies Corp.                               2,029,861
                                                                  --------------
                                                                      12,397,712
                                                                  --------------
               CONSUMER DURABLES & APPAREL - 1.59%
    33,332     Coach, Inc. *                                           1,484,274
                                                                  --------------
               CONSUMER SERVICES - 1.41%
    29,499     Marriott International, Inc., Class A                   1,310,346
                                                                  --------------
               DIVERSIFIED FINANCIALS - 6.77%
    31,475     American Express Co.                                    1,845,065
    44,306     Charles Schwab Corp. (The)                                877,259
    17,740     Citigroup, Inc.                                           831,651
     9,599     Goldman Sachs Group, Inc. (The)                         1,689,520
     7,325     IntercontinentalExchange, Inc. *                        1,068,498
                                                                  --------------
                                                                       6,311,993
                                                                  --------------
               ENERGY - 6.46%
    24,274     Apache Corp.                                            1,878,322
    24,398     Schlumberger, Ltd.                                      2,354,407
    30,719     Weatherford International, Ltd. *                       1,793,375
                                                                  --------------
                                                                       6,026,104
                                                                  --------------
               FOOD & STAPLES RETAILING - 5.56%
    51,842     CVS Caremark Corp.                                      1,960,664
    45,731     SYSCO Corp.                                             1,526,501
    37,691     Walgreen Co.                                            1,698,733
                                                                  --------------
                                                                       5,185,898
                                                                  --------------
               FOOD, BEVERAGE & TOBACCO - 3.92%
    53,772     PepsiCo, Inc.                                           3,658,109
                                                                  --------------
               HEALTH CARE EQUIPMENT & SERVICES - 6.76%
    13,829     CR Bard, Inc.                                           1,153,200
    33,178     Stryker Corp.                                           2,216,290
    31,109     UnitedHealth Group, Inc.                                1,555,761
    17,117     WellPoint, Inc. *                                       1,379,459
                                                                  --------------
                                                                       6,304,710
                                                                  --------------
               HOUSEHOLD & PERSONAL PRODUCTS - 2.36%
    33,635     Procter & Gamble Co. (The)                              2,196,702
                                                                  --------------
               INSURANCE - 1.00%
    14,160     American International Group,
                 Inc.                                                    934,560
                                                                  --------------

               MATERIALS - 2.55%
    14,325     Monsanto Co.                                              999,026
    18,156     Praxair, Inc.                                           1,373,683
                                                                  --------------
                                                                       2,372,709
                                                                  --------------
               MEDIA - 2.84%
    49,497     Comcast Corp., Class A *                                1,291,377
    26,554     Omnicom Group, Inc.                                     1,352,395
                                                                  --------------
                                                                       2,643,772
                                                                  --------------
               PHARMACEUTICALS, BIOTECHNOLOGY &
                 LIFE SCIENCE - 8.64%
    25,150     Abbott Laboratories                                     1,305,537

   Shares                                                                 Value
  ---------                                                              -------
               PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCE -
               (CONTINUED)
    22,624     Allergan, Inc.                                     $    1,357,666
    15,452     Celgene Corp. *                                           992,173
    36,230     Genzyme Corp. *                                         2,261,114
    40,564     Novartis AG, ADR                                        2,135,695
                                                                  --------------
                                                                       8,052,185
                                                                  --------------
               RETAILING - 6.52%
    42,555     Best Buy Co., Inc.                                      1,870,292
    34,415     Home Depot, Inc. (The)                                  1,318,439
    31,621     Nordstrom, Inc.                                         1,520,970
    20,713     Target Corp.                                            1,365,608
                                                                  --------------
                                                                       6,075,309
                                                                  --------------
               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.86%
    72,433     Intel Corp.                                             1,865,150
    19,677     MEMC Electronic Materials, Inc. *                       1,208,561
    37,898     Microchip Technology, Inc.                              1,459,831
                                                                  --------------
                                                                       4,533,542
                                                                  --------------
               SOFTWARE & SERVICES - 11.95%
    35,033     Accenture Ltd., Class A                                 1,443,710
    18,699     Akamai Technologies, Inc. *                               602,482
    24,416     Autodesk, Inc. *                                        1,130,949
    37,422     Automatic Data Processing, Inc.                         1,711,682
    21,650     Cognizant Technology Solutions
                 Corp. *                                               1,591,492
     3,753     Google, Inc., Class A *                                 1,933,733
    94,826     Microsoft Corp.                                         2,724,351
                                                                  --------------
                                                                      11,138,399
                                                                  --------------
               TECHNOLOGY HARDWARE & EQUIPMENT - 10.71%
    10,319     Apple, Inc. *                                           1,428,975
   120,241     Cisco Systems, Inc. *                                   3,838,093
    45,854     Hewlett-Packard Co.                                     2,262,895
    61,539     Qualcomm, Inc.                                          2,454,791
                                                                  --------------
                                                                       9,984,754
                                                                  --------------
               UTILITIES - 1.84%
    20,728     Constellation Energy Group, Inc.                        1,719,180
                                                                  --------------

               TOTAL COMMON STOCKS                                    92,330,258
                                                                  --------------
               (Cost $76,191,132)

INVESTMENT COMPANY - 0.86%
   800,207     SSgA Prime Money Market Fund                              800,207
                                                                  --------------
               TOTAL INVESTMENT COMPANY                                  800,207
                                                                  --------------
               (Cost $800,207)

               TOTAL INVESTMENTS - 99.90%                             93,130,465
                                                                  --------------
               (Cost $76,991,339 ) **

               OTHER ASSETS
               NET OF LIABILITIES - 0.10%                                 89,912
                                                                  --------------
               NET ASSETS - 100.00%                               $   93,220,377
                                                                  ==============

               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

*        Non-income producing security

** Aggregate cost for Federal income tax purposes is $76,991,339.

         Gross unrealized appreciation                   $ 17,947,831
         Gross unrealized depreciation                     (1,808,705)
                                                         ------------
         Net unrealized appreciation                     $ 16,139,126
                                                         ============

ADR      American Depositary Receipt

               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
MID-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

     Shares                                                             Value
  -------------                                                       ----------

COMMON STOCKS - 99.75%
                    CAPITAL GOODS - 7.36%
    119,905         Be Aerospace Inc*                             $    4,672,698
     69,529         Cooper Industries, Ltd., Class A                   3,557,799
     70,925         Danaher Corp.                                      5,508,035
     48,965         Grainger (W.W.), Inc.                              4,485,684
     60,020         Manitowoc Co., Inc. (The)                          4,770,990
     46,990         Rockwell Collins, Inc.                             3,236,201
     61,160         Suntech Power Holdings Co., Ltd., ADR*             2,186,470
     89,940         Textron, Inc.                                      5,247,100
                                                                  --------------
                                                                      33,664,977
                                                                  --------------
                    COMMERCIAL SERVICES & SUPPLIES - 2.78%
    125,285         American Reprographics Co.*                        3,060,713
     78,460         Resources Connection, Inc.                         2,353,800
    145,700         Stericycle, Inc.*                                  7,270,430
                                                                  --------------
                                                                      12,684,943
                                                                  --------------
                    CONSUMER DURABLES & APPAREL - 5.12%
     50,340         Fortune Brands, Inc.                               4,182,751
     97,025         Garmin, Ltd.                                       9,880,056
     48,005         Harman International Industries, Inc.              5,443,287
     44,485         Mohawk Industries, Inc.*                           3,883,985
                                                                  --------------
                                                                      23,390,079
                                                                  --------------
                    CONSUMER SERVICES - 4.05%
     71,130         Harrah's Entertainment, Inc.                       6,100,820
    125,495         Hilton Hotels Corp.                                5,766,495
    149,565         Marriott International, Inc., Class A              6,643,677
                                                                  --------------
                                                                      18,510,992
                                                                  --------------
                    DIVERSIFIED FINANCIALS - 3.87%
     84,507         First Marblehead Corp. (The)                       2,830,139
    108,765         Nasdaq Stock Market, Inc.*                         3,552,265
    148,795         optionsXpress Holdings, Inc.                       3,499,658
    129,230         SEI Investments Co.                                3,278,565
     88,580         T. Rowe Price Group, Inc.                          4,545,926
                                                                  --------------
                                                                      17,706,553
                                                                  --------------
                    ENERGY - 7.71%
    128,625         Chesapeake Energy Corp.                            4,149,442
     98,185         Grant Prideco, Inc.*                               5,429,630
          2         Hugoton Royalty Trust                                     47
    118,865         Range Resources Corp.                              4,315,988
    158,160         Weatherford International, Ltd.*                   9,233,381
    222,844         XTO Energy, Inc.                                  12,113,800
                                                                  --------------
                                                                      35,242,288
                                                                  --------------
                    FOOD, BEVERAGE & TOBACCO - 1.50%
     26,910         Brown-Forman Corp., Class B                        1,925,680
    109,770         Hansen Natural Corp.*                              4,929,771
                                                                  --------------
                                                                       6,855,451
                                                                  --------------
                    HEALTH CARE EQUIPMENT & SERVICES - 17.52%
    121,025         Cytyc Corp.*                                       5,172,608
    252,770         Express Scripts, Inc.*                            13,839,157
    103,375         Healthways, Inc.*                                  5,148,075
     58,730         Humana, Inc.*                                      3,764,006
     26,045         Intuitive Surgical, Inc.*                          5,763,238
     90,770         Kyphon, Inc*                                       6,069,790
     90,755         Laboratory Corp. of America Holdings*              7,048,033
    109,215         Lincare Holdings, Inc.*                            3,930,648
    115,910         Psychiatric Solutions, Inc.*                       4,272,443


     Shares                                                             Value
  -------------                                                       ----------
                    HEALTH CARE EQUIPMENT & SERVICES - (CONTINUED)
     62,175         Quest Diagnostic, Inc.                        $    3,404,081
    150,790         Resmed, Inc.*                                      6,131,121
    169,280         St. Jude Medical, Inc.*                            7,375,530
     82,605         WellCare Health Plans, Inc.*                       8,153,114
                                                                  --------------
                                                                      80,071,844
                                                                  --------------
                    HOUSEHOLD & PERSONAL PRODUCTS - 0.76%
     56,235         Chattem, Inc.*                                     3,470,262
                                                                  --------------
                    MATERIALS - 2.18%
     19,825         Allegheny Technologies, Inc.                       1,970,407
    222,595         Nalco Holding Co.                                  5,564,875
     90,595         Valspar Corp. (The)                                2,443,347
                                                                  --------------
                                                                       9,978,629
                                                                  --------------
                    MEDIA - 1.96%
     68,055         Lamar Advertising Co., Class A*                    3,601,471
    130,415         Liberty Global, Inc., Class A*                     5,344,407
                                                                  --------------
                                                                       8,945,878
                                                                  --------------
                    PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCE - 3.32%
     77,635         Allergan, Inc.                                     4,658,876
    101,850         Endo Pharmaceuticals Holdings Inc.*                3,246,978
     92,310         Shire PLC, ADR                                     7,268,489
                                                                  --------------
                                                                      15,174,343
                                                                  --------------
                    REAL ESTATE - 2.13%
    237,523         CapitalSource, Inc., REIT                          4,235,035
    186,535         CB Richard Ellis Group, Inc., Class A*             5,506,513
                                                                  --------------
                                                                       9,741,548
                                                                  --------------
                    RETAILING - 8.78%
     32,425         Abercrombie & Fitch Co., Class A                   2,551,847
     80,954         Advance Auto Parts, Inc.                           2,878,724
     40,370         AutoZone, Inc.*                                    4,896,477
    160,905         Bed Bath & Beyond, Inc.*                           5,573,749
     88,660         Dick's Sporting Goods, Inc.*                       5,754,034
    121,595         Nordstrom, Inc.                                    5,848,720
    146,295         PetSmart, Inc.                                     5,076,437
    247,770         TJX Cos., Inc. (The)                               7,554,507
                                                                  --------------
                                                                      40,134,495
                                                                  --------------
                    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 11.03%
    224,680         Altera Corp.                                       5,349,631
     86,175         KLA-Tencor Corp.                                   4,952,477
     98,700         Linear Technology Corp.                            3,354,813
    151,920         Maxim Integrated Products, Inc.                    4,559,119
    203,300         MEMC Electronic Materials, Inc.*                  12,486,686
    278,172         Microchip Technology, Inc.                        10,715,185
    176,145         Nvidia Corp.*                                      9,011,578
                                                                  --------------
                                                                      50,429,489
                                                                  --------------
                    SOFTWARE & SERVICES - 13.48%
     60,260         Akamai Technologies, Inc.*                         1,941,577
    116,190         Alliance Data Sysems Corp.*                        9,115,105
    129,870         ANSYS, Inc.*                                       4,302,593
    128,555         Checkfree Corp.*                                   5,943,098
    133,478         Cognizant Technology Solutions Corp.*              9,811,968
    127,870         Euronet Worldwide, Inc.*                           3,462,720
    169,479         Fiserv, Inc.*                                      7,884,163
     64,895         Global Payments, Inc.                              2,562,055
    105,594         Paychex, Inc.                                      4,691,541
    282,515         Satyam Computer Services Ltd., ADR                 7,198,482


               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
MID-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

     Shares                                                             Value
  -------------                                                       ----------
                    SOFTWARE & SERVICES - (CONTINUED)
    127,620         VeriFone Holdings, Inc.*                      $    4,716,835
                                                                  --------------
                                                                      61,630,137
                                                                  --------------
                    TECHNOLOGY HARDWARE & EQUIPMENT - 1.39%
    193,280         Juniper Networks, Inc*                             6,362,778
                                                                  --------------
                    TELECOMMUNICATION SERVICES - 1.58%
     47,855         Leap Wireless International, Inc.*                 3,469,488
    118,680         NeuStar, Inc., Class A*                            3,752,662
                                                                  --------------
                                                                       7,222,150
                                                                  --------------
                    TRANSPORTATION - 2.11%
    118,469         C. H. Robinson Worldwide, Inc.                     5,809,720
     89,310         Landstar System, Inc.                              3,841,223
                                                                  --------------
                                                                       9,650,943
                                                                  --------------
                    UTILITIES - 1.12%
    102,210         Questar Corp.                                      5,107,434
                                                                  --------------

                    TOTAL COMMON STOCKS                              455,975,213
                                                                  --------------
                    (Cost $279,067,587)

INVESTMENT COMPANY - 0.39%
  1,781,505         SSgA Prime Money Market Fund                       1,781,505
                                                                  --------------

                    TOTAL INVESTMENT COMPANY                           1,781,505
                                                                  --------------
                    (Cost $1,781,505)

                    TOTAL INVESTMENTS - 100.14%                      457,756,718
                                                                  --------------
                    (Cost $280,849,092 ) **

                    LIABILITIES IN EXCESS OF
                    OTHER ASSETS - (0.14)%                             (620,793)
                                                                  --------------

                    NET ASSETS - 100.00%                          $  457,135,925
                                                                  ==============

-----------------------------------
*          Non-income producing security

**         Aggregate cost for Federal income tax purposes is $280,849,092.

           Gross unrealized appreciation              $   182,095,380
           Gross unrealized depreciation                   (5,187,754)
                                                      ---------------
           Net unrealized appreciation                $   176,907,626
                                                      ===============

ADR        American Depositary Receipt

PLC        Public Limited Company

REIT       Real Estate Investment Trust

               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
MULTI-CAP GLOBAL VALUE FUND
PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

     Shares                                                             Value
  -------------                                                       ----------

FOREIGN COMMON STOCKS - 65.57%
                    AUSTRIA - 2.51%
     38,400         Wienerberger AG                               $    2,741,334
                                                                  --------------
                    DENMARK - 0.59%
      3,300         Alk-Abello A/S                                       639,209
                                                                  --------------
                    FINLAND - 3.62%
    111,900         Nokian Renkaat Oyj                                 3,948,383
                                                                  --------------
                    FRANCE - 4.16%
     53,100         Accor S.A.                                         4,536,221
                                                                  --------------
                    GERMANY - 6.44%
     71,800         Adidas AG                                          4,216,184
     46,200         Bayerische Motoren Werke AG                        2,807,191
                                                                  --------------
                                                                       7,023,375
                                                                  --------------
                    IRELAND - 6.75%
    139,996         Anglo Irish Bank Corp., PLC                        2,613,059
     90,600         Kerry Group PLC, Class A                           2,203,553
     61,000         Ryanair Holdings PLC, SP ADR*                      2,547,970
                                                                  --------------
                                                                       7,364,582
                                                                  --------------
                    JAPAN - 1.02%
     19,400         Canon, Inc.                                        1,107,342
                                                                  --------------
                    MEXICO - 9.74%
    118,332         Cemex S.A.B. de C.V., SP ADR, Participation
                       Certificates*                                   3,820,940
    413,000         Grupo Modelo, S.A. de C.V., Series C               2,008,289
    183,700         Grupo Televisia S.A., SP ADR                       4,787,222
                                                                  --------------
                                                                      10,616,451
                                                                  --------------
                    NETHERLANDS - 6.39%
    107,400         ING Groep NV                                       4,322,474
    116,282         Vedior NV                                          2,644,984
                                                                  --------------
                                                                       6,967,458
                                                                  --------------
                    SOUTH KOREA - 2.09%
      3,370         Hana Financial Group Inc.                            159,372
     77,600         SK Telecom Co., Ltd., ADR                          2,123,912
                                                                  --------------
                                                                       2,283,284
                                                                  --------------
                    SWITZERLAND - 9.28%
     10,000         Nestle SA, Registered Shares                       4,358,407
     64,900         Novartis AG, Registered Shares                     3,421,197
     29,600         Schindler Holding AG, Participation
                       Certificates                                    1,815,561
      8,300         Schindler Holding AG, Registered Shares              520,010
                                                                  --------------
                                                                      10,115,175
                                                                  --------------
                    UNITED KINGDOM - 12.98%
    449,326         Reed Elsevier PLC                                  5,431,596
     12,900         Smiths Group PLC                                     257,270
    353,561         Tesco PLC                                          3,039,618
    380,200         WPP Group PLC                                      5,420,829
                                                                  --------------
                                                                      14,149,313
                                                                  --------------
                    TOTAL FOREIGN COMMON STOCKS                       71,492,127
                                                                  --------------
                    (Cost $59,263,555)

COMMON STOCKS - 30.07%
                    DIVERSIFIED FINANCIALS - 4.41%
     35,700         American Express Co.                               2,092,734

     Shares                                                             Value
  -------------                                                       ----------
                    DIVERSIFIED FINANCIALS - (CONTINUED)
     44,200         State Street Corp.                            $    2,712,112
                                                                  --------------
                                                                       4,804,846
                                                                  --------------
                    HEALTH CARE EQUIPMENT & SERVICES - 12.26%
     36,500         Edwards Lifesciences Corp.*                        1,762,950
     98,300         IMS Health, Inc.                                   2,943,102
     89,100         Kinetic Concepts, Inc.*                            5,355,801
     41,000         WellPoint, Inc.*                                   3,304,190
                                                                  --------------
                                                                      13,366,043
                                                                  --------------
                    INSURANCE - 3.61%
    101,300         Willis Group Holdings, Ltd.                        3,940,570
                                                                  --------------
                    RETAILING - 2.00%
     78,300         Ross Stores, Inc.                                  2,179,089
                                                                  --------------
                    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.44%
     85,400         Altera Corp.                                       2,033,374
     29,100         Applied Materials, Inc.                              621,576
                                                                  --------------
                                                                       2,654,950
                                                                  --------------
                    SOFTWARE & SERVICES - 3.12%
    167,900         Oracle Corp.*                                      3,405,012
                                                                  --------------
                    TECHNOLOGY HARDWARE & EQUIPMENT - 2.23%
     97,800         Molex, Inc., Class A                               2,435,220
                                                                  --------------

                    TOTAL COMMON STOCKS                               32,785,730
                                                                  --------------
                    (Cost $28,281,880)

INVESTMENT COMPANY - 4.19%
  4,562,918         SSgA Prime Money Market Fund                       4,562,918
                                                                  --------------

                    TOTAL INVESTMENT COMPANY                           4,562,918
                                                                  --------------
                    (Cost $4,562,918)

                    TOTAL INVESTMENTS - 99.83%                       108,840,775
                                                                  --------------
                    (Cost $92,108,353) **

                    OTHER ASSETS
                    NET OF LIABILITIES - 0.17%                           185,486
                                                                  --------------

                    NET ASSETS - 100.00%                          $  109,026,261
                                                                  ==============

-----------------------------------
*          Non-income producing security.

**         Aggregate cost for Federal income tax purposes is $92,108,353.

           Gross unrealized appreciation              $    17,380,901
           Gross unrealized depreciation                     (648,479)
                                                      ---------------
           Net unrealized appreciation                $    16,732,422
                                                      ===============

ADR        American Depositary Receipt

PLC        Public Limited Company

SP ADR     Sponsored American Depositary Receipt

               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
MULTI-CAP GLOBAL VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                              FOREIGN COMMON STOCK
                          INDUSTRY CONCENTRATION TABLE:
                             (% of Total Net Assets)

Media......................................................  14.34%
Food, Beverage& Tobacco....................................   7.86%
Automoblies & Components...................................   6.20%
Capital Goods..............................................   4.89%
Consumer Services..........................................   4.16%
Diversified Financials.....................................   3.96%
Consumer Durables & Apparel................................   3.87%
Pharmaceuticals, Biotechnology & Life Sciences.............   3.72%
Materials..................................................   3.50%
Food & Staples Retaling....................................   2.79%
Banks......................................................   2.54%
Commercial Services and Supplies...........................   2.43%
Transportation.............................................   2.34%
Telecommunications.........................................   1.95%
Technology Hardware & Equipment............................   1.02%
                                                            -------
Total                                                        65.57%
                                                            =======

                          INDUSTRY CONCENTRATION TABLE:
                             (% of Total Net Assets)

Other Common Stocks........................................  33.66%
Media......................................................  14.34%
Health Care Services & Equipment ..........................  12.26%
Diversified Financials.....................................   8.37%
Food, Beverage& Tobacco....................................   7.86%
Automoblies & Components...................................   6.20%
Capital Goods..............................................   4.89%
Consumer Services..........................................   4.16%
Consumer Durables & Apparel................................   3.87%
Cash and Other Net Assets..................................   4.39%
                                                            -------
Total                                                       100.00%
                                                            =======

               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

     Shares                                                             Value
  -------------                                                       ----------

FOREIGN COMMON STOCKS - 97.82%
                    BRAZIL - 1.21%
     14,600         Banco Bradesco S.A., Prefered Shares          $      363,883
     12,300         Companhia Energetica de Minas Gerais, SP ADR         233,700
     10,850         Companhia Vale do Rio Doce, ADR                      535,231
     13,800         Empresa Brasileira de Aeronautica S.A., ADR          623,208
     19,700         Natura Cosmeticos S.A.                               214,371
     10,000         Petroleo Brasileiro S.A., ADR                        618,400
                                                                  --------------
                                                                       2,588,793
                                                                  --------------
                    CANADA - 1.61%
     59,800         Barrick Gold Corp.                                 1,944,696
     25,700         EnCana Corp.                                       1,506,224
                                                                  --------------
                                                                       3,450,920
                                                                  --------------
                    CHINA - 3.07%
    155,000         Cheung Kong (Holdings), Ltd.                       2,278,877
     40,000         China Life Insurance Co., Ltd.                       189,461
    414,400         Hutchinson Whampoa, Ltd.                           4,121,012
                                                                  --------------
                                                                       6,589,350
                                                                  --------------
                    DENMARK - 1.08%
     56,300         Danske Bank A/S                                    2,311,632
                                                                  --------------
                    FINLAND - 5.49%
    190,600         Nokia Oyj                                          6,279,046
    118,500         Stora Enso Oyj, Class R                            2,134,937
    148,200         UPM-Kymmene Oyj                                    3,363,462
                                                                  --------------
                                                                      11,777,445
                                                                  --------------
                    FRANCE - 7.74%
      5,761         Compagnie Generale des Etablissements
                       Michelin, Class B                                 723,087
     81,927         Credit Agricole S.A.                               3,077,410
     44,400         Publicis Groupe                                    1,919,453
     31,200         Sanofi-Aventis                                     2,555,359
     11,575         Societe Generale                                   1,858,671
    177,400         Thomson                                            2,906,727
     47,700         Total S.A., SP ADR                                 3,581,793
                                                                  --------------
                                                                      16,622,500
                                                                  --------------
                    GERMANY - 2.69%
     24,000         BASF AG                                            3,173,088
     42,900         Bayerische Motoren Werke AG                        2,606,677
                                                                  --------------
                                                                       5,779,765
                                                                  --------------
                    HONG KONG - 0.41%
     66,000         China Resources Enterprise, Ltd.                     269,074
    497,000         CNOOC, Ltd.                                          609,838
                                                                  --------------
                                                                         878,912
                                                                  --------------
                    INDIA - 0.25%
      5,785         State Bank of India, GDR                             531,063
                                                                  --------------
                    INDONESIA - 0.49%
    288,000         PT Astra International TBK                           547,628
    435,500         PT Telekomunikasi Indonesia TBK, Series B
                       Shares                                            509,089
                                                                  --------------
                                                                       1,056,717
                                                                  --------------
                    ISRAEL - 0.44%
     62,500         Makhteshim-Agan Industries, Ltd.*                    483,098

     Shares                                                             Value
  -------------                                                       ----------
                    ISRAEL - (CONTINUED)
     10,500         Teva Pharmaceutical Industries, Ltd., SP ADR  $      451,500
                                                                  --------------
                                                                         934,598
                                                                  --------------
                    ITALY - 1.20%
     37,200         Eni SpA, SP ADR                                    2,566,056
                                                                  --------------
                    JAPAN - 20.98%
     85,000         Canon, Inc.                                        4,851,755
        323         East Japan Railway Co.                             2,574,155
    111,600         Fuji Photo Film Co., Ltd.                          4,807,158
        395         Mitsubishi UFJ Financial Group, Inc.               3,786,596
        432         NIPPON TELEGRAPH & TELEPHONE CORP.                 1,988,785
     96,800         NOK CORP.                                          1,876,445
    105,700         Nomura Holdings, Inc.                              1,866,168
      1,460         NTT DoCoMo, Inc.                                   2,225,603
    110,200         Seven & I Holdings Co., Ltd                        2,938,328
     28,500         Shin-Etsu Chemical Co., Ltd.                       2,060,473
     34,600         SMC Corp.                                          4,596,276
     96,700         Sony Corp.                                         4,629,554
    305,000         SUMITOMO CHEMICAL CO., Ltd.                        2,276,874
     38,900         Takeda Parmaceutical Co., Ltd.                     2,661,484
     32,700         Toyota Motor Corp.                                 1,893,623
                                                                  --------------
                                                                      45,033,277
                                                                  --------------
                    MALAYSIA - 0.18%
    145,600         Sime Darby BHD                                       391,956
                                                                  --------------
                    MEXICO - 0.48%
    185,900         Cemex S.A.B. de C.V., CPO*                           602,199
     12,600         Fomento Economico Mexicano, S.A.B. de C.V.,
                       SP ADR                                            438,984
                                                                  --------------
                                                                       1,041,183
                                                                  --------------
                    NETHERLANDS - 10.72%
    312,700         Aegon NV                                           5,704,503
     74,500         Heineken NV                                        4,722,717
     44,200         ING Groep NV                                       1,778,895
     49,250         Koninklijke (Royal) Philips Electronics NV         1,947,838
     26,800         Royal Dutch Shell PLC, ADR                         2,085,308
     77,300         TNT NV                                             3,270,643
    114,225         Unilever NV                                        3,499,642
                                                                  --------------
                                                                      23,009,546
                                                                  --------------
                    NORWAY - 1.05%
     78,400         Statoil ASA                                        2,255,695
                                                                  --------------
                    PAKISTAN - 0.06%
    156,500         Pakistan Telecommunication Co., Ltd.                 125,799
                                                                  --------------
                    RUSSIA - 0.45%
     11,000         Evraz Group S.A., GDR, Class S                       555,500
      5,500         LUKOIL, SP ADR                                       410,850
                                                                  --------------
                                                                         966,350
                                                                  --------------
                    SINGAPORE - 0.13%
     21,000         DBS Group Holdings, Ltd.                             275,995
                                                                  --------------
                    SOUTH AFRICA - 0.76%
     16,600         Barloworld, Ltd.                                     285,329
     37,900         Massmart Holdings, Ltd.                              489,975
                    Pretoria Portland Cement Co., Ltd.                         2
     11,400         Sasol, Ltd.                                          460,220
     27,325         Standard Bank Group, Ltd.                            400,670
                                                                  --------------
                                                                       1,636,196
                                                                  --------------

               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

     Shares                                                             Value
  -------------                                                       ----------
                    SOUTH KOREA - 1.59%
      4,500         Daelim Industrial Co., Ltd.                   $      752,711
      8,600         Hyundai Motor Co.                                    637,268
      5,300         Kookmin Bank                                         429,932
      3,100         LG Electronics, Inc.                                 237,849
        954         Lotte Shopping Co., Ltd.                             355,719
      1,000         POSCO                                                611,982
        600         Samsung Electronics Co., Ltd.                        378,234
                                                                  --------------
                                                                       3,403,695
                                                                  --------------
                    SPAIN - 0.78%
     46,800         Repsol YPF SA, SP ADR                              1,682,928
                                                                  --------------
                    SWEDEN - 3.53%
    175,200         Nordea AB                                          2,676,725
  1,319,400         Telefonaktiebolaget LM Ericsson, Class B           4,909,027
                                                                  --------------
                                                                       7,585,752
                                                                  --------------
                    SWITZERLAND - 8.42%
     44,400         Credit Suisse Group                                2,913,891
     11,550         Nestle SA, Registered Shares                       5,033,960
    117,000         Novartis AG, Registered Shares                     6,167,644
     13,750         Zurich Financial Services AG                       3,949,005
                                                                  --------------
                                                                      18,064,500
                                                                  --------------
                    TAIWAN - 0.59%
     22,031         AU Optronics Corp., SP ADR                           323,640
    432,000         Chinatrust Financial Holding Co., Ltd.*              324,914
     63,353         Tiawan Semiconductor Manufacturing Co.,
                       Ltd., SP ADR                                      628,464
                                                                  --------------
                                                                       1,277,018
                                                                  --------------
                    THAILAND - 0.30%
     75,900         PTT Public Co., Ltd.                                 645,957
                                                                  --------------
                    UNITED KINGDOM - 22.12%
    351,900         BAE Systems PLC                                    3,294,053
    493,100         BP PLC                                             5,541,413
    201,600         Diageo PLC                                         4,311,389
     86,500         GlaxoSmithKline PLC, ADR                           4,517,030
    331,200         HSBC Holdings PLC                                  5,988,698
    733,268         Kingfisher PLC                                     3,091,077
    358,800         Lloyds TSB Group PLC                               3,949,312
    202,600         Reed Elsevier PLC                                  2,449,094
    391,800         Royal Bank of Scotland Group PLC                   4,552,780
  1,917,637         Vodafone Group PLC                                 6,197,145
    618,600         William Morrison Supermarkets PLC                  3,585,065
                                                                  --------------
                                                                      47,477,056
                                                                  --------------

                    TOTAL FOREIGN COMMON STOCKS                      209,960,654
                                                                  --------------
                    (Cost $160,998,155)

INVESTMENT COMPANY - 2.28%
  4,887,113         SSgA Prime Money Market Fund                       4,887,113
                                                                  --------------

                    TOTAL INVESTMENT COMPANY                           4,887,113
                                                                  --------------
                    (Cost $4,887,113)

                    TOTAL INVESTMENTS - 100.10%
                                                                  $  214,847,767
                                                                  --------------
                    (Cost $165,885,268 ) **

                    LIABILITIES IN EXCESS OF
                    OTHER ASSETS - (0.10)%                             (215,091)
                                                                  --------------

                    NET ASSETS - 100.00%                          $  214,632,676
                                                                  ==============

-----------------------------------
*          Non-income producing security

**         Aggregate cost for Federal income tax purposes is $165,885,268.

           Gross unrealized appreciation              $    51,932,637
           Gross unrealized depreciation                   (2,970,138)
                                                      ---------------
           Net unrealized appreciation                $    48,962,499
                                                      ===============

ADR        American Depositary Receipt

CPO        Ordinary Participation Certificate

GDR        Global Depositary Receipt

PLC        Public Limited Company

SP ADR     Sponsored American Depositary Receipt


                          INDUSTRY CONCENTRATION TABLE:
                             (% of Total Net Assets)

Banking....................................................  14.22%
Energy.....................................................  10.23%
Technology Hardware & Equipment............................   9.86%
Food & Beverage & Tabacco..................................   8.39%
Materials..................................................   8.27%
Parmaceuticals, Biotechnology..............................   7.62%
Capital Goods..............................................   6.55%
Telecommunications Services................................   5.14%
Insurance..................................................   4.59%
Consumer Durables & Apparel................................   4.53%
Automotiles & Components...................................   3.86%
Food & Staples Retailing...................................   3.27%
Diversified Fianancials....................................   3.06%
Transportation.............................................   2.72%
Cash and Net Other Assets..................................   2.18%
Media......................................................   2.04%
Retail.....................................................   1.73%
Real Estate................................................   1.06%
Semiconductors & Semiconductor Equipment...................   0.47%
Utilities..................................................   0.11%
Household & Personal Products..............................   0.10%
                                                            -------
Total                                                       100.00%
                                                            =======

               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
     Shares                                                             Value
  -------------                                                       ----------

COMMON STOCKS - 97.95%
                    BANKS - 2.92%
     94,550         Wachovia Corp.                                $    4,631,059
    100,924         Wells Fargo & Co.                                  3,687,763
                                                                  --------------
                                                                       8,318,822
                                                                  --------------
                    CAPITAL GOODS - 9.91%
     50,991         General Dynamics Corp.                             4,005,853
    266,861         General Electric Co.                              10,372,887
     93,442         Textron, Inc.                                      5,451,406
    112,031         United Technologies Corp.                          8,360,874
                                                                  --------------
                                                                      28,191,020
                                                                  --------------
                    COMMERCIAL SERVICES & SUPPLIES - 1.00%
    116,451         American Reprographics Co. *                       2,844,898
                                                                  --------------
                    CONSUMER DURABLES & APPAREL - 3.89%
     32,073         Fortune Brands, Inc.                               2,664,946
     65,598         Nike, Inc.                                         3,695,791
     58,966         VF Corp.                                           4,708,435
                                                                  --------------
                                                                      11,069,172
                                                                  --------------
                    CONSUMER SERVICES - 1.01%
     33,647         Harrah's Entertainment, Inc.                       2,885,903
                                                                  --------------
                    DIVERSIFIED FINANCIALS - 13.44%
    173,912         Bank of America Corp.                              8,813,860
    123,484         Bank of New York Mellon Corp.                      4,992,458
     79,403         Capital One Financial Corp.                        5,134,198
    169,139         Citigroup, Inc.                                    7,929,236
    124,689         JPMorgan Chase & Co.                               5,551,154
     79,098         Merrill Lynch & Co., Inc.                          5,829,523
                                                                  --------------
                                                                      38,250,429
                                                                  --------------
                    ENERGY - 10.32%
     73,947         BP PLC, SP ADR                                     4,981,070
    219,249         Chesapeake Energy Corp.                            7,072,973
     39,508         Devon Energy Corp.                                 2,975,347
          1         Hugoton Royalty Trust                                     24
     58,020         Marathon Oil Corp.                                 3,126,698
    178,739         Williams Cos., Inc. (The)                          5,540,909
    104,463         XTO Energy, Inc.                                   5,678,609
                                                                  --------------
                                                                      29,375,630
                                                                  --------------
                    FOOD, BEVERAGE & TOBACCO - 0.93%
     91,661         Reddy Ice Holdings, Inc.                           2,651,753
                                                                  --------------
                    HEALTH CARE EQUIPMENT & SERVICES - 6.85%
    152,265         Aetna, Inc.                                        7,751,811
    111,662         Express Scripts, Inc. *                            6,113,495
     37,072         Laboratory Corp. of America Holdings *             2,879,011
     54,852         UnitedHealth Group, Inc.                           2,743,148
                                                                  --------------
                                                                      19,487,465
                                                                  --------------
                    HOUSEHOLD & PERSONAL PRODUCTS - 2.27%
     98,775         Procter & Gamble Co. (The)                         6,450,995
                                                                  --------------
                    INSURANCE - 2.32%
     73,451         Prudential Financial, Inc.                         6,594,431
                                                                  --------------


     Shares                                                             Value
  -------------                                                       ----------
                    MATERIALS - 7.09%
     82,857         Compass Minerals International, Inc.          $    2,822,938
    278,256         Nalco Holding Co.                                  6,956,400
     85,275         Praxair, Inc.                                      6,451,907
    145,592         Valspar Corp. (The)                                3,926,616
                                                                  --------------
                                                                      20,157,861
                                                                  --------------
                    MEDIA - 4.21%
    152,561         Comcast Corp., Class A *                           3,980,316
     50,888         Lamar Advertising Co., Class A                     2,692,993
    129,659         Liberty Global, Inc., Class A *                    5,313,426
                                                                  --------------
                                                                      11,986,735
                                                                  --------------
                    PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCE - 1.58%
     86,576         Abbott Laboratories                                4,494,160
                                                                  --------------
                    REAL ESTATE - 5.36%
    167,284         CapitalSource, Inc., REIT                          2,982,674
    172,204         CB Richard Ellis Group, Inc., Class A *            5,083,462
     51,978         Developers Diversified Realty Corp., REIT          2,779,783
    115,633         Ventas, Inc., REIT                                 4,403,305
                                                                  --------------
                                                                      15,249,224
                                                                  --------------
                    RETAILING - 3.53%
    124,867         Advance Auto Parts, Inc.                           4,440,271
    180,392         Lowe's Cos., Inc.                                  5,602,975
                                                                  --------------
                                                                      10,043,246
                                                                  --------------
                    SOFTWARE & SERVICES - 6.27%
     79,052         Accenture Ltd., Class A                            3,257,733
     80,172         Fiserv, Inc. *                                     3,729,601
    164,975         Microsoft Corp.                                    4,739,732
    301,034         Oracle Corp. *                                     6,104,970
                                                                  --------------
                                                                      17,832,036
                                                                  --------------
                    TECHNOLOGY HARDWARE & EQUIPMENT - 4.40%
    166,726         Hewlett-Packard Co.                                8,227,928
     36,763         International Business Machines Corp.              4,289,874
                                                                  --------------
                                                                      12,517,802
                                                                  --------------
                    TELECOMMUNICATION SERVICES - 4.73%
    223,819         AT&T Inc.                                          8,923,664
    108,337         Verizon Communications, Inc.                       4,537,154
                                                                  --------------
                                                                      13,460,818
                                                                  --------------
                    TRANSPORTATION - 2.09%
    116,276         Norfolk Southern Corp.                             5,954,494
                                                                  --------------
                    UTILITIES - 3.83%
     45,181         Constellation Energy Group, Inc.                   3,747,312
     66,398         Equitable Resources, Inc.                          3,266,118
     54,923         Exelon Corp.                                       3,881,408
                                                                  --------------
                                                                      10,894,838
                                                                  --------------

                    TOTAL COMMON STOCKS                              278,711,732
                                                                  --------------
                    (Cost $222,083,821)

INVESTMENT COMPANY - 2.01%
  5,737,001         SSgA Prime Money Market Fund                       5,737,001
                                                                  --------------

                    TOTAL INVESTMENT COMPANY                           5,737,001
                                                                  --------------
                    (Cost $5,737,001)

              SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.
                                        9

ATLANTIC WHITEHALL FUNDS TRUST
EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                    TOTAL INVESTMENTS - 99.96%
                                                                  $  284,448,733
                                                                  --------------
                    (Cost $227,820,822 ) **

                    OTHER ASSETS
                    NET OF LIABILITIES - 0.04%                            99,778
                                                                  --------------

                    NET ASSETS - 100.00%                          $  284,548,511
                                                                  ==============

-----------------------------------
*          Non-income producing security

**         Aggregate cost for Federal income tax purposes is $227,820,822.

           Gross unrealized appreciation            $      59,540,192
           Gross unrealized depreciation                   (2,912,281)
                                                    -----------------
           Net unrealized appreciation              $      56,627,911
                                                    =================

PLC        Public Limited Company

REIT       Real Estate Investment Trust

SP ADR     Sponsored American Depositary Receipt


               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED)                    AUGUST 31, 2007

NOTE (1) PORTFOLIO VALUATIONS: Securities are valued using market quotations. Securities listed on an exchange are valued on the basis of the last sale price or NASDAQ official closing price ("NOCP"), when appropriate. If the last sale price or NOCP is not reported, the current bid price is used. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by or under the general supervision of the Board of Trustees. A Fund will use fair value pricing methods to determine the value of certain investments if it is determined that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value such that a market quotation is not "readily available." The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or the latest bid price but before a Fund calculates its net asset value that materially affects the value of the security. The Funds use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a market quotation is readily available and, if not, what fair value to assign to the security. To determine the appropriate valuation method, the following factors that may be considered include, but are not limited to the following: (a) the fundamental analytical data relating to the investment; (b) the nature and duration of restrictions on disposition of the securities; (c) the evaluation of the forces which influence the market in which the securities are purchased; and (d) any other relevant factors. With respect to fair value of securities traded on foreign markets, the following factors may also be relevant: (a) value of foreign securities traded on foreign markets; (b) American Depository Receipts ("ADRs") trading; (c) closed-end fund trading; (d) foreign currency exchange activity; and (e) trading of financial products that are tied to baskets of foreign securities. In light of the judgment involved in fair valuation decisions, there can be no assurance that a fair value assigned to a particular security is what ultimately might be realized in a disposition of the security. Investments in Money Market Funds are valued at their net asset value as reported by the underlying fund.

Multi-Cap Global Value Fund and International Fund may review U.S. market moves after the close of foreign markets to assist with the decision whether to substitute fair values for foreign security market prices. When fair values are substituted for foreign security market prices, fair values are obtained from an independent service provider that applies a multi-factor methodology, which uses factors such as ADRs, sector indices and futures, to each foreign portfolio security reviewed as part of this process.

Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars.

To the extent a Fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares. Portfolio securities which are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees. Over-the-counter securities are valued on the basis of the bid price at the close of business on each business day.

NOTE (2) For more information with regards to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ATLANTIC WHITEHALL FUNDS TRUST

By (Signature and Title)*  /S/ JEFFREY S. THOMAS
                         -------------------------------------------------------
                          Jeffrey S. Thomas, Chief Executive Officer
                          (principal executive officer)

Date October 25, 2007
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ JEFFREY S. THOMAS
                         -------------------------------------------------------
                          Jeffrey S. Thomas, Chief Executive Officer
                          (principal executive officer)

Date October 25, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ KENNETH KOZANDA
                         -------------------------------------------------------
                           Kenneth Kozanda, Chief Financial Officer
                           (principal financial officer)

Date October 25, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.